OTHER DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2019
OTHER DISCLOSURES
Summary of remuneration of the Board of Directors and Executive Management

(DKK million)	2019	2018	2017
Wages and salaries	42	34	39
Share-based compensation expenses	38	32	28
Defined contribution plans	1	1	1
Total	81	67	68

Schduel of Remuneration to the Board of Directors

			Shared-based				Shared-based				Shared-based
	Base board	Committee	compensation		Base	Committee	compensation		Base	Committee	compensation
(DKK million)	fee	fees	expenses	2019	board fee	fees	expenses	2018	board fee	fees	expenses	2017
Mats Pettersson	1.2	0.2	0.8	2.2	1.2	0.3	0.9	2.4	1.2	0.3	1.0	2.5
Anders Gersel Pedersen	0.4	0.4	0.6	1.4	0.5	0.3	0.6	1.4	0.8	0.3	0.7	1.8
Pernille Erenbjerg	0.4	0.3	0.4	1.1	0.4	0.3	0.5	1.2	0.4	0.3	0.7	1.4
Paolo Paoletti	0.4	0.3	0.4	1.1	0.4	0.2	0.5	1.1	0.4	0.1	0.7	1.2
Rolf Hoffmann	0.4	0.3	0.8	1.5	0.4	0.3	0.7	1.4	0.3	0.2	0.4	0.9
Deirdre P. Connelly	0.8	0.5	0.9	2.2	0.7	0.3	0.7	1.7	0.3	0.2	0.4	0.9
Peter Storm Kristensen*	0.4	—	0.4	0.8	0.4	—	0.3	0.7	0.4	—	0.2	0.6
Rick Hibbert**	0.1	—	0.4	0.5	0.4	—	0.3	0.7	0.4	—	0.2	0.6
Daniel J. Bruno*	0.4	—	0.4	0.8	0.4	—	0.3	0.7	0.4	—	0.2	0.6
Mijke Zachariasse*	0.3	—	—	0.3	—	—	—	—	—	—	—	—
Burton G. Malkiel***	—	—	—	—	—	—	—	—	0.1	—	0.9	1.0
Total	4.8	2.0	5.1	11.9	4.8	1.7	4.8	11.3	4.7	1.4	5.4	11.5

*Employee elected board member

** Stepped down from the Board of Directors at the Annual General Meeting in March 2019

*** Stepped down from the Board of Directors at the Annual General Meeting in March 2017

Schedule of executive compensation

	2019
		Defined			Share-Based
		Contribution	Other	Annual Cash	compensation
(DKK million)	Base Salary	Plans	Benefits	Bonus	expenses	Total
Jan van de Winkel	7.3	1.0	3.6	8.4	14.9	35.2
David A. Eatwell	4.3	0.1	0.9	3.2	8.0	16.5
Judith Klimovsky	4.1	0.1	—	3.1	9.7	17.0
Total	15.7	1.2	4.5	14.7	32.6	68.7

	2018
		Defined			Share-Based
		Contribution	Other	Annual Cash	compensation
(DKK million)	Base Salary	Plans	Benefits	Bonus	expenses	Total
Jan van de Winkel	7.1	1.2	0.2	6.4	13.4	28.3
David A. Eatwell	3.9	0.2	1.4	2.1	8.1	15.7
Judith Klimovsky	3.6	0.1	0.2	2.1	5.9	11.9
Total	14.6	1.5	1.8	10.6	27.4	55.9

	2017
		Defined			Share-Based
		Contribution	Other	Annual Cash	compensation
(DKK million)	Base Salary	Plans	Benefits	Bonus	expenses	Total
Jan van de Winkel	6.9	1.1	0.2	6.2	12.6	27.0
David A. Eatwell	4.0	0.2	1.0	2.1	7.9	15.2
Judith Klimovsky	3.1	0.1	6.6	1.9	2.2	13.9
Total	14.0	1.4	7.8	10.2	22.7	56.1

Shareholdings by the Board of Directors and Executive Management
	December 31,				December 31,	Market value
Number of ordinary shares owned	2018	Acquired	Sold	Transfers	2019	(DKK million)*
Board of Directors
Mats Pettersson	24,800	7,207	—	—	32,007	47.4
Anders Gersel Pedersen	8,000	718	—	—	8,718	12.9
Pernille Erenbjerg	2,700	478	—	—	3,178	4.7
Paolo Paoletti	3,337	478	(478)	—	3,337	4.9
Rolf Hoffmann	1,050	—	—	—	1,050	1.6
Deirdre P. Connelly	2,200	—	—	—	2,200	3.3
Peter Storm Kristensen	—	500	(300)	—	200	0.3
Rick Hibbert**	—	—	—	—	—	—
Mijke Zachariasse	—	—	—	—	—	—
Daniel J. Bruno	—	—	—	—	—	—
	42,087	9,381	(778)	—	50,690	75.1
Executive Management
Jan van de Winkel	662,400	6,084	—	—	668,484	990.4
David A. Eatwell	30,825	49,436	—	—	80,261	118.9
Judith Klimovsky	—	—	—	—	—	—

	693,225	55,520	—	—	748,745	1,109.3
Total	735,312	64,901	(778)	—	799,435	1,184.4

*Market value is based on the closing price of the parent company's shares on the NASDAQ Copenhagen A/S at the balance sheet date or the last trading day prior to the balance sheet date.

** Stepped down from the Board of Directors at the Annual General Meeting in March 2019.

	December 31,				December 31,	Market value
Number of ordinary shares owned	2017	Acquired	Sold	Transfers	2018	(DKK million)*
Board of Directors
Mats Pettersson	10,000	14,800	—	—	24,800	26.5
Anders Gersel Pedersen	7,000	5,475	(4,475)	—	8,000	8.5
Pernille Erenbjerg	—	2,700	—	—	2,700	2.9
Paolo Paoletti	637	2,700	—	—	3,337	3.6
Rolf Hoffmann	1,050	—	—	—	1,050	1.1
Deirdre P. Connelly	—	2,200	—	—	2,200	2.3
Peter Storm Kristensen	—	—	—	—	—	—
Rick Hibbert	—	—	—	—	—	—
Daniel J. Bruno	—	—	—	—	—	—
	18,687	27,875	(4,475)	—	42,087	44.9
Executive Management
Jan van de Winkel	640,000	22,400	—	—	662,400	707.1
David A. Eatwell	17,500	13,325	—	—	30,825	32.9
Judith Klimovsky	—	—	—	—	—	—

	657,500	35,725	—	—	693,225	740.0
Total	676,187	63,600	(4,475)	—	735,312	784.9

*Market value is based on the closing price of the parent company's shares on the NASDAQ Copenhagen A/S at the balance sheet date or the last trading day prior to the balance sheet date.

	December 31,				December 31,	Market value
Number of ordinary shares owned	2016	Acquired	Sold	Transfers	2017	(DKK million)*
Board of Directors
Mats Pettersson	10,000	—	—	—	10,000	10.3
Anders Gersel Pedersen	7,000	—	—	—	7,000	7.2
Burton G. Malkiel	19,375	2,000	—	(21,375)	—	—
Pernille Erenbjerg	—	—	—	—	—	—
Paolo Paoletti	637	—	—	—	637	0.6
Rolf Hoffmann	—	1,050	—	—	1,050	1.1
Deirdre P. Connelly	—	—	—	—	—	—
Peter Storm Kristensen	—	—	—	—	—	—
Rick Hibbert	—	—	—	—	—	—
Daniel J. Bruno	—	—	—	—	—	—
	37,012	3,050	—	(21,375)	18,687	19.2
Executive Management
Jan van de Winkel	602,500	37,500	—	—	640,000	658.6
David A. Eatwell	2,500	15,000	—	—	17,500	18.0
Judith Klimovsky	—	—	—	—	—	—

	605,000	52,500	—	—	657,500	676.6
Total	642,012	55,550	—	(21,375)	676,187	695.8

*Market value is based on the closing price of the parent company's shares on the NASDAQ Copenhagen A/S at the balance sheet date or the last trading day prior to the balance sheet date.

								Weighted average
							Black – Scholes	exercise price
	December 31,					December 31,	value warrants	outstanding
Number of warrants held	2018	Granted	Exercised	Expired	Transfers	2019	granted in 2019	warrants
							(DKK million)
Board of Directors
Mats Pettersson	26,250	—	(6,250)	—	—	20,000	—	225.90
Anders Gersel Pedersen	29,000	—	(9,000)	—	—	20,000	—	133.16
Pernille Erenbjerg	—	—	—	—	—	—	—	—
Paolo Paoletti	—	—	—	—	—	—	—	—
Rolf Hoffmann	—	—	—	—	—	—	—	—
Deirdre P. Connelly	—	—	—	—	—	—	—	—
Peter Storm Kristensen*	2,515	368	(500)	—	—	2,383	0.2	928.96
Rick Hibbert**	876	—	—		(876)	—	—	—
Mijke Zachariasse*	—	351	—	—	557	908	0.2	1,352.72
Daniel J. Bruno*	15,837	3,206	—	—	—	19,043	1.4	1,038.68

	74,478	3,925	(15,750)	—	(319)	62,334	1.8	487.74

Executive Management
Jan van de Winkel	108,068	—	(42,400)	—	—	65,668	—	1,060.39
David A. Eatwell	335,201	—	(90,000)	—	—	245,201	—	264.91
Judith Klimovsky	36,932	—	—	—	—	36,932	—	1,118.99

	480,201	—	(132,400)	—	—	347,801	—	505.80

Total	554,679	3,925	(148,150)	—	(319)	410,135	1.8	503.05

* Each employee-elected Board Member was granted warrants as an employee of Genmab A/S or its subsidiaries.

** Stepped down from the Board of Directors at the Annual General Meeting in March 2019.

								Weighted average
							Black – Scholes	exercise price
	December 31,					December 31,	value warrants	outstanding
Number of warrants held	2017	Granted	Exercised	Expired	Transfers	2018	granted in 2018	warrants
							(DKK million)
Board of Directors
Mats Pettersson	38,750	—	(12,500)	—	—	26,250	—	207.23
Anders Gersel Pedersen	32,750	—	(3,750)	—	—	29,000	—	116.83
Pernille Erenbjerg	—	—	—	—	—	—	—	—
Paolo Paoletti	—	—	—	—	—	—	—	—
Rolf Hoffmann	—	—	—	—	—	—	—	—
Deirdre P. Connelly	—	—	—	—	—	—	—	—
Peter Storm Kristensen	2,515	—	—	—	—	2,515	—	663.38
Rick Hibbert*	1,451	350	(925)	—	—	876	0.1	998.81
Daniel J. Bruno*	16,776	2,811	(3,750)	—	—	15,837	1.0	922.01

	92,242	3,161	(20,925)	—	—	74,478	1.1	348.74

Executive Management
Jan van de Winkel	164,802	23,266	(80,000)	—	—	108,068	8.5	748.36
David A. Eatwell	373,056	12,145	(50,000)	—	—	335,201	4.4	215.41
Judith Klimovsky	21,879	15,053	—	—	—	36,932	5.5	1,118.99

	559,737	50,464	(130,000)	—	—	480,201	18.5	404.84

Total	651,979	53,625	(150,925)	—	—	554,679	19.6	397.31

* Each employee-elected Board Member was granted warrants as an employee of Genmab A/S or its subsidiaries.

								Weighted average
							Black – Scholes	exercise price
	December 31,					December 31,	value warrants	outstanding
Number of warrants held	2016	Granted	Exercised	Expired	Transfers	2017	granted in 2017	warrants
							(DKK million)
Board of Directors
Mats Pettersson	38,750	—	—	—	—	38,750	—	187.96
Anders Gersel Pedersen	54,000	—	(21,250)	—	—	32,750	—	108.80
Burton G. Malkiel	14,500	—	(4,500)	—	(10,000)	—	—	—
Pernille Erenbjerg	—	—	—	—	—	—	—	—
Paolo Paoletti	—	—	—	—	—	—	—	—
Rolf Hoffmann	—	—	—	—	—	—	—	—
Deirdre P. Connelly	—	—	—	—	—	—	—	—
Peter Storm Kristensen*	1,917	598	—	—	—	2,515	0.2	663.38
Rick Hibbert*	1,962	239	(750)	—	—	1,451	0.1	531.65
Daniel J. Bruno*	18,613	3,288	(5,125)	—	—	16,776	1.1	799.19

	129,742	4,125	(31,625)	—	(10,000)	92,242	1.4	289.39

Executive Management
Jan van de Winkel	392,841	24,461	(252,500)	—	—	164,802	8.2	455.68
David A. Eatwell	484,577	13,479	(125,000)	—	—	373,056	4.6	183.50
Judith Klimovsky	—	21,879	—	—	—	21,879	8.5	1,183.65

	877,418	59,819	(377,500)	—	-	559,737	21.3	302.73

Total	1,007,160	63,944	(409,125)	—	(10,000)	651,979	22.7	300.84

						Fair value
						RSUs
	December 31,				December 31,	granted in
Number of RSUs held	2018	Granted	Settled	Transfers	2019	2019
						(DKK million)
Board of Directors
Mats Pettersson	3,298	495	(957)	—	2,836	0.8
Anders Gersel Pedersen	2,278	247	(718)	—	1,807	0.4
Pernille Erenbjerg	1,649	247	(478)	—	1,418	0.4
Paolo Paoletti	1,649	247	(478)	—	1,418	0.4
Rolf Hoffmann	1,899	247	—	—	2,146	0.4
Deirdre P. Connelly	2,094	371	—	—	2,465	0.6
Peter Storm Kristensen*	1,481	351	—	—	1,832	0.6
Rick Hibbert**	1,439	—	—	(1,439)	—	—
Mijke Zachariasse*	—	346	—	188	534	0.6
Daniel J. Bruno*	4,340	1,157	—	—	5,497	1.8
	20,127	3,708	(2,631)	(1,251)	19,953	6.0
Executive Management
Jan van de Winkel	33,505	15,479	(11,387)	—	37,597	24.9
David A. Eatwell	20,068	—	(7,693)	—	12,375	—
Judith Klimovsky	12,579	10,314	—	—	22,893	16.7
	66,152	25,793	(19,080)	—	72,865	41.6
Total	86,279	29,501	(21,711)	(1,251)	92,818	47.6

* Each employee-elected Board Member was granted 247 RSUs as a member of the Board of Directors. The remaining RSUs were granted as an employee of Genmab A/S or its subsidiaries.

** Stepped down from the Board of Directors at the Annual General Meeting in March 2019.

						Fair value
						RSUs
	December 31,				December 31,	granted in
Number of RSUs held	2017	Granted	Settled	Transfers	2018	2018
						(DKK million)
Board of Directors
Mats Pettersson	4,818	780	(2,300)	—	3,298	0.8
Anders Gersel Pedersen	3,613	390	(1,725)	—	2,278	0.4
Pernille Erenbjerg	3,959	390	(2,700)	—	1,649	0.4
Paolo Paoletti	3,959	390	(2,700)	—	1,649	0.4
Rolf Hoffmann	1,509	390	—	—	1,899	0.4
Deirdre P. Connelly	1,509	585	—	—	2,094	0.6
Peter Storm Kristensen*	1,091	390	—	—	1,481	0.4
Rick Hibbert*	924	515	—	—	1,439	0.5
Daniel J. Bruno*	2,946	1,394	—	—	4,340	1.4
	24,328	5,224	(9,425)	—	20,127	5.4
Executive Management
Jan van de Winkel	47,597	8,308	(22,400)	—	33,505	8.5
David A. Eatwell	29,056	4,337	(13,325)	—	20,068	4.4
Judith Klimovsky	7,204	5,375	—	—	12,579	5.5
	83,857	18,020	(35,725)	—	66,152	18.5
Total	108,185	23,244	(45,150)	—	86,279	23.8

* Each employee-elected Board Member was granted 390 RSUs as a member of the Board of Directors. The remaining RSUs were granted as an employee of Genmab A/S or its subsidiaries.

						Fair value
						RSUs
	December 31,				December 31,	granted in
Number of RSUs held	2016	Granted	Settled	Transfers	2017	2017
						(DKK million)
Board of Directors
Mats Pettersson	4,043	775	—	—	4,818	0.8
Anders Gersel Pedersen	3,032	581	—	—	3,613	0.6
Burton G. Malkiel	2,021	—	—	(2,021)	—	—
Pernille Erenbjerg	3,571	388	—	—	3,959	0.4
Paolo Paoletti	3,571	388	—	—	3,959	0.4
Rolf Hoffmann	—	1,509	—	—	1,509	2.0
Deirdre P. Connelly	—	1,509	—	—	1,509	2.0
Peter Storm Kristensen*	508	583	—	—	1,091	0.6
Rick Hibbert*	458	466	—	—	924	0.5
Daniel J. Bruno*	1,484	1,462	—	—	2,946	1.5
	18,688	7,661	—	(2,021)	24,328	8.8
Executive Management
Jan van de Winkel	39,606	7,991	—	—	47,597	8.2
David A. Eatwell	24,652	4,404	—	—	29,056	4.5
Judith Klimovsky	—	7,204	—	—	7,204	8.5
	64,258	19,599	—	—	83,857	21.3
Total	82,946	27,260	—	(2,021)	108,185	30.1

* Each employee-elected Board Member was granted 388 RSUs as a member of the Board of Directors. The remaining RSUs were granted as an employee of Genmab A/S or its subsidiaries.

Schedule of company overview

		Ownership and	Ownership and
		votes	votes
Name	Domicile	2019	2018
Genmab B.V.	Utrecht, the Netherlands	100%	100%
Genmab Holding B.V.	Utrecht, the Netherlands	100%	100%
Genmab US, Inc.	New Jersey, USA	100%	100%
Genmab K.K.	Tokyo, Japan	100%	—

Summary of fees to auditors

(DKK million)	2019	2018	2017
PricewaterhouseCoopers
Audit services	1.9	1.1	1.1
Audit-related services	2.3	0.1	0.4
Tax and VAT services	0.5	0.4	0.7
Other services	2.4	0.1	—
Total	7.1	1.7	2.2

Summary of adjustments to cash flow statement

(DKK million)	Note	2019	2018	2017
Adjustments for non-cash transactions:
Depreciation, amortization and impairment	3.1, 3.2	139	88	70
Share-based compensation expenses	2.3, 4.6	147	91	76
Other		5	—	—
Total adjustments for non-cash transactions		291	179	146

Changes in working capital:
Receivables		(1,658)	(768)	270
Deferred income		—	—	(77)
Other payables		440	134	47
Total changes in working capital		(1,218)	(634)	240